NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Net Income	$ 17,762	$ (4,322)
Distribution Made to Limited Partner, Cash Distributions Declared	11,670
Undistributed Earnings, Basic	6,092
Net income (loss)	17,762
Common Units [Member] | Delaware City West Heavy Crude Unloading Rack [Member] | PBF LLC [Member] | Limited Partner [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,210,471
Incentive Distribution Rights - PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	29
Undistributed Earnings, Basic	1,024
Net income (loss)	1,053
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	5,631
Undistributed Earnings, Basic	2,379
Net income (loss)	$ 8,010
Weighted Average Number of Shares Outstanding, Basic	15,812,500
Weighted Average Number of Shares Outstanding, Diluted	15,832,737
Earnings Per Share, Basic	$ 0.51
Earnings Per Share, Diluted	$ 0.51
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	$ 450
Undistributed Earnings, Basic	201
Net income (loss)	$ 651
Weighted Average Number of Shares Outstanding, Basic	1,284,524
Weighted Average Number of Shares Outstanding, Diluted	1,284,524
Earnings Per Share, Basic	$ 0.51
Earnings Per Share, Diluted	$ 0.51
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	$ 5,560
Undistributed Earnings, Basic	2,488
Net income (loss)	$ 8,048
Weighted Average Number of Shares Outstanding, Basic	15,886,553
Weighted Average Number of Shares Outstanding, Diluted	15,886,553
Earnings Per Share, Basic	$ 0.51
Earnings Per Share, Diluted	$ 0.51
Phantom Share Units (PSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0